Financial risk management - Foreign currency sensitivity analysis (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / $	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($) $ / $	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($) $ / $	Dec. 31, 2022 MXN ($)	Apr. 28, 2025 $ / shares	Dec. 31, 2024 MXN ($) $ / $	Dec. 31, 2023 MXN ($) $ / $	Dec. 31, 2022 MXN ($) $ / $
Carrying values of monetary assets and liabilities denominated in foreign currencies
Liabilities denominated in foreign currencies	$ (802,879)							$ (16,688,823)	$ (15,399,093)	$ (14,515,358)
Assets per segment	1,310,150							$ 27,233,060	$ 25,237,595	$ 23,069,978
Transactions in U.S. dollars
Revenues	$ 725,142	$ 15,072,956		$ 14,457,080		$ 11,934,768
Currency risk
Financial risk management
Unfavorable change in exchange rate of peso against U.S. dollar (as a percent)	10.00%		10.00%		10.00%			10.00%	10.00%	10.00%
Liability positions net in foreign currencies	$ 18,193		$ 16,033		$ (903)
Estimated exchange rate (gain) loss from unfavorable change in exchange rate								$ (37,817)	$ (27,076)	$ 1,758
Transactions in U.S. dollars
Revenues	14,733		9,745		6,967
Technical assistance	4,807		4,010		3,766
Insurance	6,873		118		1,150
Purchase of machinery and maintenance	25,707		22,717		18,890
Software	3,545		2,181		909
Professional services, fees and subscriptions	2,137		4,353		3,991
Construction of industrial warehouse					50,767
Other	11,747		61,636		11,981
Currency risk | U.S. Dollar
Carrying values of monetary assets and liabilities denominated in foreign currencies
Liabilities denominated in foreign currencies	(5,186)		(3,832)		(6,472)
Assets per segment	$ 23,379		$ 19,835		$ 5,569
Interbank exchange rate
Exchange rate	20.7862		16.919		19.4715		20.6867	20.7862	16.919	19.4715